Related Party Transactions and Balances (Details Textual) $ in Thousands					1 Months Ended				12 Months Ended
	Apr. 08, 2013	Aug. 12, 2010 USD ($)	Aug. 12, 2010 CNY (¥)	Aug. 12, 2004	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY (¥)	Jun. 30, 2007 USD ($)	Jun. 30, 2007 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2004 CNY (¥)
Interest Expense, Related Party									$ 176	$ 183	$ 221
Repayment of Loan To Related Party									$ 176	199	649
Dalian Jin Gang Group [Member]
Debt Instrument, Interest Rate, Stated Percentage									7.20%
Interest Expense, Related Party									$ 176	183	$ 221
Sino Bioway Biotech Group Holding Limited [Member]
Related Party Transaction, Prepaid Lease Payments									$ 366	$ 377
Related Party Transaction Operating Leases Number of Lease Agreements Amended		1	1
Related Party Transaction Number of Supplemental Agreements With Related Party	3
Related Party Transaction Number of Operating Lease Agreements for Which Expiration Date is Extended	5
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreements Production Plant And Laboratory [Member]
Related Party Transaction, Operating Lease Annual Rent												$ 211	¥ 1,400
Related Party Transaction, Lease Term				20 years
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreement Before Amendment Production Plant And Laboratory [Member]
Related Party Transaction, Operating Lease Annual Rent		$ 75	¥ 500,000
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreement After Amendment Production Plant And Laboratory [Member]
Related Party Transaction, Operating Lease Annual Rent		$ 211	¥ 1,400,000
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreement Expansion Of Production Plant [Member]
Related Party Transaction, Operating Lease Annual Rent							$ 308
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreement Expansion Of Research And Development Business [Member]
Related Party Transaction, Operating Lease Annual Rent					$ 152	¥ 1,000,000		¥ 2,000,000
Related Party Transaction, Lease Term					5 years	5 years	20 years	20 years